Income Taxes (Tables)	12 Months Ended
Feb. 24, 2018
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Benefit
The components of income tax benefit consisted of the following (in millions):

	Fiscal 2017	Fiscal 2016	Fiscal 2015
Current
Federal (1)	$54.0	$108.6	$41.0
State (2)	26.5	20.6	9.8
Foreign	49.8	—	—
Total Current	130.3	129.2	50.8

Deferred
Federal	(807.7)	(177.9)	(93.0)
State	(216.6)	(41.6)	2.6
Foreign	(69.8)	—	—
Total Deferred	(1,094.1)	(219.5)	(90.4)
Income tax benefit	$(963.8)	$(90.3)	$(39.6)
(1) Federal current tax expense net of $22.4 million and $31.2 million tax benefit of NOLs in fiscal 2017 and fiscal 2016, respectively. There was no income tax benefit of NOLs in fiscal 2015.
(2) State current tax expense net of $9.6 million and $3.8 million tax benefit of NOLs in fiscal 2017 and fiscal 2016, respectively. There was no income tax benefit of NOLs in fiscal 2015.

Schedule of Effective Income Tax Rate Reconciliation
The difference between the actual tax provision and the tax provision computed by applying the statutory federal income tax rate to losses before income taxes was attributable to the following (in millions):

	Fiscal 2017	Fiscal 2016	Fiscal 2015
Income tax benefit at federal statutory rate	$(301.5)	$(162.3)	$(189.6)
State income taxes, net of federal benefit	(39.8)	(20.2)	(38.9)
Change in valuation allowance	(218.0)	107.1	113.0
Tax Cuts and Jobs Act	(430.4)	—	—
Unrecognized tax benefits	(36.5)	(18.7)	3.1
Member loss	83.1	16.6	60.4
Charitable donations	—	(11.1)	(11.1)
Tax Credits	(9.1)	(17.3)	(6.9)
Indemnification asset / liability	—	5.1	14.0
CVR liability adjustment	(20.3)	7.5	—
Reorganization of limited liability companies	46.7	—	—
Nondeductible equity-based compensation expense	1.6	4.2	12.3
Other	(39.6)	(1.2)	4.1
Income tax benefit	$(963.8)	$(90.3)	$(39.6)

Schedule of Deferred Tax Assets and Liabilities
The Company's deferred tax assets and liabilities consisted of the following (in millions):

	February 24, 2018	February 25, 2017
Deferred tax assets:
Compensation and benefits	$122.3	$190.6
Net operating loss	160.5	213.8
Pension & postretirement benefits	194.7	341.4
Reserves	6.3	53.9
Self-Insurance	265.1	350.6
Tax credits	57.4	48.3
Other	59.3	43.0
Gross deferred tax assets	865.6	1,241.6
Less: valuation allowance	(134.9)	(387.6)
Total deferred tax assets	730.7	854.0

Deferred tax liabilities:
Debt discounts	73.7	86.3
Depreciation and amortization	903.5	1,617.6
Inventories	322.9	477.2
Investment in foreign operations	—	130.4
Other	10.5	22.3
Total deferred tax liabilities	1,310.6	2,333.8

Net deferred tax liability	$(579.9)	$(1,479.8)

Noncurrent deferred tax asset	$—	$—
Noncurrent deferred tax liability	(579.9)	(1,479.8)
Total	$(579.9)	$(1,479.8)

Schedule of Unrecognized Tax Benefits
Changes in the Company's unrecognized tax benefits consisted of the following (in millions):

	Fiscal 2017	Fiscal 2016	Fiscal 2015
Beginning balance	$418.0	$435.3	$451.5
Increase related to tax positions taken in the current year	65.4	63.8	11.5
Increase related to tax positions taken in prior years	4.6	6.4	19.7
Decrease related to tax position taken in prior years	(70.0)	(71.0)	(3.5)
Decrease related to settlements with taxing authorities	(17.5)	(9.8)	(42.1)
Decrease related to lapse of statute of limitations	(44.5)	(6.7)	(1.8)
Ending balance	$356.0	$418.0	$435.3

Schedule of Valuation Allowance Activity
The valuation allowance activity on deferred tax assets was as follows (in millions):

	February 24, 2018	February 25, 2017	February 27, 2016
Beginning balance	$387.6	$286.8	$90.4
Additions charged to income tax expense	141.0	107.1	113.0
Reductions credited to income tax expense	(359.0)	—	—
Changes to other comprehensive income or loss and other	(34.7)	(6.3)	83.4
Ending balance	$134.9	$387.6	$286.8